UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET HIGH YIELD FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 81.8%
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	930,000	$923,025	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/21	200,000	205,750
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	550,000	571,312
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	280,000	285,600
IHO Verwaltungs GmbH, Senior Secured Bonds	4.125%	9/15/21	330,000	333,399	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	230,000	227,125	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	490,000	508,988	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	740,000	762,200	(a)

Total Auto Components				3,817,399

Automobiles - 0.1%
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	164,072
General Motors Co., Senior Notes	5.200%	4/1/45	190,000	191,191

Total Automobiles				355,263

Diversified Consumer Services - 0.7%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	650,000	585,000	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	490,000	535,937	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	430,000	455,542
Service Corp. International, Senior Notes	7.500%	4/1/27	147,000	174,195

Total Diversified Consumer Services				1,750,674

Hotels, Restaurants & Leisure - 5.1%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	390,000	406,692	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	380,000	390,925	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,392,728	1,392,728	(a)(b)(c)
Brinker International Inc., Senior Notes	5.000%	10/1/24	460,000	451,950	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	685,000	737,745
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	290,000	305,225
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	1,455,000	146	*(a)(d)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	610,000	638,212
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	270,000	283,163	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	1,140,000	1,182,750	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	730,000	759,200	(a)
MGM Resorts International, Senior Notes	7.750%	3/15/22	750,000	875,625
MGM Resorts International, Senior Notes	4.625%	9/1/26	710,000	695,793
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	730,000	748,308	(a)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	300,000	308,250	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	920,000	938,400	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	730,000	776,537	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	560,000	595,000	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	572,000	596,310	(a)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	590,000	597,375
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	910,000	875,875	(a)

Total Hotels, Restaurants & Leisure				13,556,209

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 1.0%
CalAtlantic Group Inc., Senior Notes	6.250%	12/15/21	440,000	$482,900
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	270,000	270,337
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,050,000	1,068,375	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	60,000	62,400
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	770,000	806,575	(a)

Total Household Durables				2,690,587

Internet & Direct Marketing Retail - 0.2%
Netflix Inc., Senior Bonds	5.875%	2/15/25	507,000	548,194

Leisure Products - 0.6%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,290,000	1,164,225	(a)
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	520,000	516,100

Total Leisure Products				1,680,325

Media - 6.1%
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	580,000	617,700	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	420,000	437,325
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	770,000	823,900	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,660,000	1,748,649
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	430,000	499,089
DISH DBS Corp., Senior Notes	6.750%	6/1/21	230,000	253,575
DISH DBS Corp., Senior Notes	5.875%	7/15/22	120,000	128,700
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,390,000	2,545,350
DISH DBS Corp., Senior Notes	7.750%	7/1/26	60,000	70,200
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	973,871	372,506	(b)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	280,000	288,050	(a)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	460,000	444,475	(a)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	980,000	1,016,446	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,510,000	2,600,987	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	440,000	550,143
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	670,000	660,788	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	680,000	650,982
Viacom Inc., Senior Notes	4.375%	3/15/43	810,000	710,785
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	410,000	431,013	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	300,000	308,250	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	260,000	266,471	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	860,000	870,750	(a)

Total Media				16,296,134

Multiline Retail - 0.5%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	570,000	604,913
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	1,120,000	702,800	(a)

Total Multiline Retail				1,307,713

Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.875%	2/15/25	820,000	859,467	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	170,000	173,400	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	460,000	474,950	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	970,000	705,675	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	640,000	571,200	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	230,000	221,087
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	530,000	539,275
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	660,000	671,550	(a)

Total Specialty Retail				4,216,604

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	360,000	$356,850	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	510,000	504,900	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	630,000	643,388
William Carter Co., Senior Notes	5.250%	8/15/21	595,000	615,080

Total Textiles, Apparel & Luxury Goods				2,120,218

TOTAL CONSUMER DISCRETIONARY				48,339,320

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	820,000	770,800	(a)

Food & Staples - 0.2%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	380,000	388,550	(a)

Food & Staples Retailing - 0.2%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	650,000	628,875	(a)

Food Products - 2.4%
AdvancePierre Foods Holdings Inc., Senior Notes	5.500%	12/15/24	600,000	610,500	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	122,000	130,398	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	240,000	309,134	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	680,000	691,900	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	770,000	781,935	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	610,000	626,775	(a)
Post Holdings Inc., Senior Notes	5.500%	3/1/25	530,000	539,937	(a)
Post Holdings Inc., Senior Notes	5.000%	8/15/26	640,000	618,797	(a)
Post Holdings Inc., Senior Notes	5.750%	3/1/27	660,000	667,841	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,270,000	1,336,675	(a)

Total Food Products				6,313,892

Household Products - 0.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	410,000	437,675
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	330,000	351,153
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	350,000	371,875

Total Household Products				1,160,703

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,080,000	934,200
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	320,000	328,800	(a)

Total Tobacco				1,263,000

TOTAL CONSUMER STAPLES				10,525,820

ENERGY - 14.3%
Energy Equipment & Services - 1.4%
CGG, Senior Notes	6.500%	6/1/21	1,410,000	673,275
Ensco PLC, Senior Notes	5.750%	10/1/44	540,000	421,200
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	950,000	916,750	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	800,000	744,000
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	1,000,000	1,030,000	(a)

Total Energy Equipment & Services				3,785,225

Oil, Gas & Consumable Fuels - 12.9%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	1,580,000	963,800	*(e)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,520,000	927,200	*(e)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	790,000	803,825	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	600,000	694,500	(a)
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	300,000	303,750

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Corpus Christi Holdings LLC, Senior Notes	5.875%	3/31/25	900,000	$951,750	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	110,000	108,900
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	150,000	138,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,070,000	973,700
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	450,000	446,625	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	140,000	137,200
Continental Resources Inc., Senior Notes	4.900%	6/1/44	570,000	500,175
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,000,000	1,033,750
CrownRock LP/CrownRock Finance Inc., Senior Notes	7.750%	2/15/23	560,000	603,400	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	470,000	482,925	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	140,000	148,400	(a)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	220,000	227,700	(a)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	128,000	138,880
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	580,000	603,200	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	220,000	214,500	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	570,000	557,175
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	7.750%	9/1/22	250,000	217,500
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	900,000	749,250
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Senior Notes	7.875%	7/15/21	490,000	521,850	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	500,000	506,250
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	230,000	235,750	(a)
Gulfport Energy Corp., Senior Notes	6.000%	10/15/24	340,000	338,300	(a)
Gulfport Energy Corp., Senior Notes	6.375%	5/15/25	270,000	271,350	(a)
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	280,000	305,760	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,560,000	0	*(c)(f)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	283,475	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	150,000	133,125	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	320,000	288,000	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	830,000	651,550	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	380,000	391,163
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	760,000	799,900	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	290,000	300,513	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	430,000	486,975	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	90,000	91,547
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	390,000	395,362
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	610,000	332,450	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	6.250%	6/1/24	430,000	451,767	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	273,000	288,698
QEP Resources Inc., Senior Notes	5.250%	5/1/23	510,000	502,350
Range Resources Corp., Senior Notes	4.875%	5/15/25	380,000	359,575
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,590,000	1,624,789

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	50,000	$52,875
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,450,000	1,544,250	(a)
Rose Rock Midstream LP/Rose Rock Finance Corp., Senior Notes	5.625%	11/15/23	1,030,000	1,004,250
RSP Permian Inc., Senior Notes	6.625%	10/1/22	610,000	645,075
RSP Permian Inc., Senior Notes	5.250%	1/15/25	410,000	420,250	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,000,000	1,025,000
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	961,593	913,513	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	160,000	162,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	559,000	577,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	830,000	823,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	180,000	187,200	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	160,000	166,800	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	500,000	520,000	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	80,000	83,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	240,000	260,899
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	590,000	621,712
Williams Cos. Inc., Debentures	7.500%	1/15/31	830,000	976,287
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	240,000	243,600
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	440,000	564,850
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	600,000	606,000
WPX Energy Inc., Senior Notes	6.000%	1/15/22	170,000	173,613
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,220,000	1,366,400

Total Oil, Gas & Consumable Fuels				34,425,620

TOTAL ENERGY				38,210,845

FINANCIALS - 7.3%
Banks - 3.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	690,000	706,722	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	360,000	386,712
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	400,000	424,500	(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	340,000	346,290	(a)(g)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	990,000	1,049,400
CIT Group Inc., Senior Notes	5.000%	8/1/23	820,000	867,150
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	420,000	443,625	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	640,000	667,200	(g)(h)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	500,000	534,425	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	750,000	761,250	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	870,000	891,750	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	530,000	559,945	(g)(h)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	450,000	521,698

Total Banks				8,160,667

Capital Markets - 0.3%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	750,000	778,125	(a)

Consumer Finance - 2.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000	528,900
FirstCash Inc., Senior Notes	6.750%	4/1/21	480,000	504,000
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	140,000	151,882
Navient Corp., Senior Notes	5.875%	3/25/21	500,000	508,750
Navient Corp., Senior Notes	6.625%	7/26/21	360,000	375,300
Navient Corp., Senior Notes	5.875%	10/25/24	770,000	721,875
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	740,000	771,450	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,340,000	1,400,568	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	760,000	711,550	(a)

Total Consumer Finance				5,674,275

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000	162,279
ILFC E-Capital Trust I, Junior Subordinated Notes	4.670%	12/21/65	840,000	789,600	(a)(g)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	380,000	382,850	(a)

Total Diversified Financial Services				1,334,729

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.8%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	260,000	$269,750
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	980,000	1,009,400
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	570,000	570,000
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	320,000	273,600

Total Insurance				2,122,750

Thrifts & Mortgage Finance - 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,310,000	1,290,350	(a)

TOTAL FINANCIALS				19,360,896

HEALTH CARE - 6.0%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	550,000	530,750	(a)

Health Care Equipment & Supplies - 0.6%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	320,000	273,600
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	700,000	619,500	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	540,000	577,800	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	100,000	95,500

Total Health Care Equipment & Supplies				1,566,400

Health Care Providers & Services - 4.2%
BioScrip Inc., Senior Notes	8.875%	2/15/21	590,000	473,475
Centene Corp., Senior Notes	4.750%	5/15/22	920,000	953,350
Centene Corp., Senior Notes	4.750%	1/15/25	900,000	925,875
DaVita Inc., Senior Notes	5.000%	5/1/25	1,440,000	1,448,914
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	780,000	851,175	(a)
HCA Inc., Notes	7.690%	6/15/25	1,035,000	1,154,025
HCA Inc., Senior Notes	7.500%	2/15/22	270,000	311,513
HCA Inc., Senior Notes	5.875%	2/15/26	890,000	954,525
HCA Inc., Senior Secured Bond	4.500%	2/15/27	270,000	269,325
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	800,000	782,000
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,000,000	1,077,500	(a)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	370,000	400,525	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	350,000	366,625
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	420,000	416,325
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	750,000	754,687

Total Health Care Providers & Services				11,139,839

Pharmaceuticals - 1.0%
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	280,000	280,700
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	80,000	78,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	580,000	539,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	330,000	278,025	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	60,000	54,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,630,000	1,314,187	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	210,000	167,213	(a)

Total Pharmaceuticals				2,711,925

TOTAL HEALTH CARE				15,948,914

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.7%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,280,000	$1,264,000	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	700,000	713,125

Total Aerospace & Defense				1,977,125

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	430,000	451,500	(a)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	770,000	808,500	(a)

Total Air Freight & Logistics				1,260,000

Airlines - 1.4%
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	266,300	276,952	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	744,961	772,897	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	10,181	10,155
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	191,651	194,207
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	200,555	209,580
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	817,815	840,305
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	1,258,594	1,368,721

Total Airlines				3,672,817

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	400,000	399,000	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000	250,200	(a)

Total Building Products				649,200

Commercial Services & Supplies - 2.6%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	450,000	455,625	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	20,000	21,825
ADT Corp., Senior Secured Notes	3.500%	7/15/22	190,000	180,262
ADT Corp., Senior Secured Notes	4.125%	6/15/23	430,000	413,875
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	570,000	619,875	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	480,000	477,600
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	580,000	596,675	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	600,000	615,000	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.875%	4/15/23	290,000	305,225	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	660,000	700,920
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	400,000	422,000
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,000,000	1,022,060
West Corp., Senior Notes	5.375%	7/15/22	950,000	912,475	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	250,000	256,250	(a)

Total Commercial Services & Supplies				6,999,667

Construction & Engineering - 0.6%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	200,000	204,750	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,187,641	1,157,950	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	240,000	242,400	(a)

Total Construction & Engineering				1,605,100

Machinery - 1.1%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,460,000	1,485,550	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	680,000	640,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - (continued)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	120,000	$105,900	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	700,000	718,375	(a)

Total Machinery				2,950,725

Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,250,000	1,121,875	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,140,000	228,000	*(e)

Total Marine				1,349,875

Road & Rail - 0.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	850,000	771,375	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	390,000	400,725	(a)

Total Road & Rail				1,172,100

Trading Companies & Distributors - 0.7%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	110,000	102,300	(a)
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	440,000	466,400	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,160,000	1,220,900

Total Trading Companies & Distributors				1,789,600

Transportation - 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	742,709	549,605	(a)(b)

TOTAL INDUSTRIALS				23,975,814

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	510,000	517,334
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	400,000	394,000

Total Electronic Equipment, Instruments & Components				911,334

Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	350,000	378,000

IT Services - 0.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	550,000	254,375	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	620,000	666,500	(a)

Total IT Services				920,875

Technology Hardware, Storage & Peripherals - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	360,000	380,930	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	370,000	408,819	(a)

Total Technology Hardware, Storage & Peripherals				789,749

TOTAL INFORMATION TECHNOLOGY				2,999,958

MATERIALS - 10.6%
Chemicals - 1.2%
Axalta Coating Systems LLC, Senior Notes	4.875%	8/15/24	600,000	612,000	(a)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	430,000	454,187	(a)
Hexion Inc./Hexion Nova Scotia Finance ULC, Secured Notes	9.000%	11/15/20	100,000	79,750
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	488,125	474,702	(a)(b)
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	590,000	610,650	(a)
Scotts Miracle-Gro Co., Senior Notes	5.250%	12/15/26	280,000	285,950	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	680,000	717,400	(a)

Total Chemicals				3,234,639

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 1.2%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	440,000	$451,550	(a)
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	740,000	777,000	(a)
Eagle Materials Inc., Senior Notes	4.500%	8/1/26	390,000	388,050
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	620,000	548,700	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	230,000	201,250	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	490,000	518,175	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	370,000	391,275

Total Construction Materials				3,276,000

Containers & Packaging - 2.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	400,000	414,720	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	460,000	501,400	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,400,000	1,438,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	300,000	305,250	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	760,000	824,600	(a)
Crown Americas LLC/Crown Americas Capital Corp. V, Senior Notes	4.250%	9/30/26	390,000	375,862	(a)
Flex Acquisition Co. Inc., Senior Notes	6.875%	1/15/25	560,000	572,600	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,285,000	1,413,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	990,000	1,064,869	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	750,000	772,500

Total Containers & Packaging				7,683,801

Metals & Mining - 5.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	410,000	445,875	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	780,000	856,050	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	490,000	497,963	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	410,000	422,382	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	470,000	478,225	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	260,000	269,750	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	480,000	539,400
ArcelorMittal SA, Senior Notes	7.500%	3/1/41	300,000	340,500
Arconic Inc., Senior Notes	5.125%	10/1/24	510,000	528,105
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	460,000	481,850	(a)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	260,000	297,180	(a)(g)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	600,000	694,128	(a)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	230,000	231,725	(a)
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	250,000	255,000	(a)
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	270,000	280,800	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	850,000	789,438
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	640,000	675,200	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	310,000	285,200
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	179,550

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	340,000	$362,950	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	780,000	852,150	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,157,776	26,050	*(a)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	15,237	0	(b)(c)(f)
Novelis Corp., Senior Notes	5.875%	9/30/26	480,000	493,800	(a)
Steel Dynamics Inc., Senior Notes	5.000%	12/15/26	410,000	423,792	(a)
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	830,000	924,412	(a)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	340,000	353,175
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,360,000	1,411,000

Total Metals & Mining				13,395,650

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	610,000	622,200	(a)

TOTAL MATERIALS				28,212,290

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	590,000	639,412
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	92,250
CoreCivic Inc., Senior Notes	5.000%	10/15/22	440,000	448,800
CoreCivic Inc., Senior Notes	4.625%	5/1/23	140,000	140,350
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	950,000	976,125
Geo Group Inc., Senior Notes	5.125%	4/1/23	620,000	621,550
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	610,000	640,677	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	550,000	534,875	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	300,000	320,250
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	250,000	252,500

Total Equity Real Estate Investment Trusts (REITs)				4,666,789

Real Estate Management & Development - 0.4%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	100,000	109,375
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	320,000	334,800
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	550,000	599,500	(a)

Total Real Estate Management & Development				1,043,675

TOTAL REAL ESTATE				5,710,464

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 3.2%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	330,000	351,658
CenturyLink Inc., Senior Notes	5.625%	4/1/25	430,000	418,175
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000	1,528,800	(a)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	360,000	374,285
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	550,000	552,750
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,330,000	1,093,925
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	922,250	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	770,000	776,737	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,240,000	415,400	*(a)(e)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,080,000	1,098,900	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	460,000	472,365
Windstream Services LLC, Senior Notes	7.500%	4/1/23	528,000	504,240

Total Diversified Telecommunication Services				8,509,485

Wireless Telecommunication Services - 4.5%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	560,000	601,300	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	720,000	794,700	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	600,000	723,000	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,160,000	2,592,000
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	460,000	503,125	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	910,000	$1,145,463
Sprint Corp., Senior Notes	7.250%	9/15/21	730,000	795,700
Sprint Corp., Senior Notes	7.875%	9/15/23	2,420,000	2,692,250
Sprint Corp., Senior Notes	7.625%	2/15/25	190,000	211,850
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	1,730,000	1,900,837

Total Wireless Telecommunication Services				11,960,225

TOTAL TELECOMMUNICATION SERVICES				20,469,710

UTILITIES - 1.6%
Electric Utilities - 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,315,000	1,574,200
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	500,000	515,000

Total Electric Utilities				2,089,200

Gas Utilities - 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	380,000	380,950

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp., Senior Notes	5.500%	4/15/25	820,000	830,250
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,032,752	921,731
NRG Energy Inc., Senior Notes	7.250%	5/15/26	30,000	30,863
NRG Energy Inc., Senior Notes	6.625%	1/15/27	20,000	19,650	(a)

Total Independent Power and Renewable Electricity Producers				1,802,494

TOTAL UTILITIES				4,272,644

TOTAL CORPORATE BONDS & NOTES (Cost - $215,153,258)				218,026,675

ASSET-BACKED SECURITIES - 2.3%
American Money Management Corp., 2015-16A E	6.623%	4/14/27	400,000	387,860	(a)(g)
Avery Point CLO Ltd., 2015-6A E1	6.534%	8/5/27	750,000	737,062	(a)(g)
Babson CLO Ltd., 2015-2A E	6.580%	7/20/27	500,000	496,217	(a)(g)
Carlyle Global Market Strategies, 2015-2A D	6.337%	4/27/27	500,000	480,031	(a)(g)
Cumberland Park CLO Ltd., 2015-2A E	6.030%	7/20/26	500,000	479,945	(a)(g)
Dryden Senior Loan Fund, 2015-40A E	6.989%	8/15/28	750,000	740,793	(a)(g)
Galaxy CLO Ltd., 2015-20A E	6.530%	7/20/27	250,000	240,692	(a)(g)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	6.230%	7/20/27	500,000	482,595	(a)(g)
Jamestown CLO Ltd., 2015-8A D2	7.773%	1/15/28	500,000	505,917	(a)(g)
Neuberger Berman CLO Ltd., 2015-19A D	6.273%	7/15/27	500,000	475,905	(a)(g)
Oaktree CLO Ltd., 2015-1A D	6.630%	10/20/27	500,000	483,436	(a)(g)
Treman Park CLO Ltd., 2015-1A E	7.081%	4/20/27	500,000	503,995	(a)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,803,055)				6,014,448

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	489,550	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	700,000	453,910	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	447,570	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,595,783)				1,391,030

CONVERTIBLE BONDS & NOTES - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp.-Liberty Formula One, Senior Notes	1.000%	1/30/23	200,000	208,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	410,000	$403,337	(a)
Whiting Petroleum Corp., Senior Notes	1.250%	4/1/20	460,000	409,975

TOTAL ENERGY				813,312

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	170,000	179,350	(a)

Internet Software & Services - 0.1%
Akamai Technologies Inc., Senior Bonds	0.000%	2/15/19	240,000	241,500
WebMD Health Corp., Notes	2.625%	6/15/23	150,000	142,875	(a)

Total Internet Software & Services				384,375

Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology Inc., Junior Subordinated Notes	2.250%	2/15/37	200,000	201,500	(a)
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	290,000	292,719	(a)

Total Semiconductors & Semiconductor Equipment				494,219

TOTAL INFORMATION TECHNOLOGY				1,057,944

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,219,622	85,374	*(a)(b)(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,283,451)				2,164,880

SENIOR LOANS - 3.8%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.4%
American Axle & Manufacturing Holdings Inc.	—	2/1/18	1,156,677	1,156,677	(c)(i)

Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	11.250%	7/31/20	910,000	912,844	(j)(k)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	830,000	668,150	(j)(k)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.550%	10/28/20	628,800	415,008	(j)(k)

TOTAL CONSUMER DISCRETIONARY				3,152,679

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (wind-down lender claim)	—	—	863,641	725,458	*
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	148,082	66,884	(j)(k)

Total Energy Equipment & Services				792,342

Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp., Term Loan	8.553%	8/23/21	510,000	551,119	(j)(k)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	233,873	233,873	(j)(k)
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	482,300	475,306	(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	670,629	615,302	(j)(k)

Total Oil, Gas & Consumable Fuels				1,875,600

TOTAL ENERGY				2,667,942

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.3%
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	384,784	379,493	(j)(k)
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	569,050	568,054	(j)(k)

Total Health Care Equipment & Supplies				947,547

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 0.5%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,381,333		$1,379,607	(j)(k)

TOTAL HEALTH CARE					2,327,154

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Ancestry.com Operations Inc., Second Lien Term Loan	9.250%	10/19/24	720,000		736,800	(j)(k)

MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	445,500		157,039	*(e)(j)(k)

UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	377,143		338,486	(j)(k)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	982,402		839,953	(j)(k)

TOTAL UTILITIES					1,178,439

TOTAL SENIOR LOANS (Cost - $11,144,391)					10,220,053

SOVEREIGN BONDS - 0.9%
Argentina - 0.4%
Republic of Argentina, Senior Notes	6.875%	4/22/21	160,000		170,720	(a)
Republic of Argentina, Senior Notes	5.625%	1/26/22	240,000		242,400	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	250,000		261,250	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	330,000		330,000	(a)

Total Argentina					1,004,370

Mexico - 0.5%
United Mexican States, Senior Bonds	6.500%	6/9/22	27,277,000	MXN	1,321,485

TOTAL SOVEREIGN BONDS (Cost - $3,195,471)					2,325,855

			SHARES
COMMON STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			81,754		756,224	*(c)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		158,114	*

TOTAL CONSUMER DISCRETIONARY					914,338

ENERGY - 2.1%
Energy Equipment & Services - 1.5%
Hercules Offshore Inc. (Escrow)			54,577		15,391	*(c)
KCAD Holdings I Ltd.			424,046,710		3,901,230	*(c)

Total Energy Equipment & Services					3,916,621

Oil, Gas & Consumable Fuels - 0.6%
Magnum Hunter Resources Corp.			129,841		1,460,711	*(c)
MWO Holdings LLC			621		244,581	*(c)

Total Oil, Gas & Consumable Fuels					1,705,292

TOTAL ENERGY					5,621,913

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			13,200		164,076	*(c)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY		SHARES	VALUE
INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.		58,411	$174,649	* (c)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		3,456	0	*(c)(f)

TOTAL INDUSTRIALS			174,649

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		3,069,757	0	*(c)(f)

TOTAL COMMON STOCKS (Cost - $11,212,708)			6,874,976

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC (Cost - $845,723)	5.500%	1,011	867,216

INVESTMENTS IN UNDERLYING FUNDS - 3.2%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost - $8,374,500)		300,000	8,442,000

PREFERRED STOCKS - 0.6%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co.	6.000%	2,002	20,020	(b)
Sanchez Energy Corp.	6.500%	17,300	709,646

TOTAL ENERGY			729,666

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup Capital XIII	7.409%	26,950	710,132	(g)

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%	25,960,600	259,606	*(c)

TOTAL PREFERRED STOCKS (Cost - $3,611,551)			1,699,404

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $264,219,891)			258,026,537

SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,638,688)	0.479%	4,638,688	4,638,688

TOTAL INVESTMENTS - 98.6% (Cost - $268,858,579#)			262,665,225
Other Assets in Excess of Liabilities - 1.4%			3,826,512

TOTAL NET ASSETS - 100.0%			$266,491,737

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	The maturity principal is currently in default as of February 28, 2017.

(e)	The coupon payment on these securities is currently in default as of February 28, 2017.

(f)	Value is less than $1.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	All or a portion of this loan is unfunded as of February 28, 2017. The interest rate for fully unfunded term loans is to be determined.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
ETF	— Exchange-Traded Fund
MXN	— Mexican Peso
REFI	— Refinancing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$46,946,592	$1,392,728		$48,339,320
Energy	—	38,210,845	0	*	38,210,845
Industrials	—	23,781,607	194,207		23,975,814
Materials	—	28,212,290	0	*	28,212,290
Other Corporate Bonds & Notes	—	79,288,406	—		79,288,406
Asset-Backed Securities	—	6,014,448	—		6,014,448
Collateralized Mortgage Obligations	—	1,391,030	—		1,391,030
Convertible Bonds & Notes	—	2,164,880	—		2,164,880
Senior Loans:
Consumer Discretionary	—	1,996,002	1,156,677		3,152,679
Energy	—	1,818,767	849,175		2,667,942
Materials	—	—	157,039		157,039
Utilities	—	338,486	839,953		1,178,439
Other Senior Loans	—	3,063,954	—		3,063,954
Sovereign Bonds	—	2,325,855	—		2,325,855
Common Stocks:
Consumer Discretionary	—	—	914,338		914,338
Energy	—	—	5,621,913		5,621,913
Health Care	—	—	164,076		164,076
Industrials	—	—	174,649		174,649
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	$867,216	—	—		867,216
Investments in Underlying Funds	8,442,000	—	—		8,442,000
Preferred Stocks:
Energy	—	709,646	20,020		729,666
Financials	710,132	—	—		710,132
Industrials	—	—	259,606		259,606

Total Long-Term Investments	$10,019,348	$236,262,808	$11,744,381		$258,026,537

Short-Term Investments†	4,638,688	—	—		4,638,688

Total Investments	$14,658,036	$236,262,808	$11,744,381		$262,665,225

Other Financial Instruments:
Futures Contracts	50,082	—	—		50,082
OTC Total Return Swaps	—	98,118	—		98,118

Total Other Financial Instruments	$50,082	$98,118	—		$148,200

Total	$14,708,118	$236,360,926	$11,744,381		$262,813,425

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$8,145	—	—	$8,145

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		INDUSTRIALS	MATERIALS
Balance as of May 31, 2016	$1,948,806	$0	*	—	$0	*
Accrued premiums/discounts	25,879	—		—	—
Realized gain (loss)	20,850	—		—	—
Change in unrealized appreciation (depreciation)(1)	(25,879)	—		—	(75)
Purchases	138,922	—		—	75
Sales	(715,850)	—		—	—
Transfers into Level 3(2)	—	—		$194,207	—
Transfers out of Level 3	—	—		—	—

Balance as of February 28, 2017	$1,392,728	$0	*	$194,207	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2017(1)	$(25,879)	—		—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	MATERIALS	UTILITIES
Balance as of May 31, 2016	$1,048,088	$1,401,436	—	$1,198,487
Accrued premiums/discounts	7,541	3,589	—	6,752
Realized gain (loss)	354	(70,073)	—	263
Change in unrealized appreciation (depreciation)(1)	31,975	106,772	—	(26,508)
Purchases	1,156,677	1,403,906	—	9,727
Sales	(4,800)	(1,270,997)	—	(10,282)
Transfers into Level 3(2)	—	—	$157,039	—
Transfers out of Level 3(3)	(1,083,158)	(725,458)	—	(338,486)

Balance as of February 28, 2017	$1,156,677	$849,175	$157,039	$839,953

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2017(1)	—	$149,473	—	$(16,963)

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS					PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	ENERGY	INDUSTRIALS	TOTAL
Balance as of May 31, 2016	$975,338	$1,767,851	$154,572	$618,689	$2	—	—	$9,113,269
Accrued premiums/discounts	—	—	—	—	—	—	—	43,761
Realized gain (loss)	—	—	—	—	—	—	—	(48,606)
Change in unrealized appreciation (depreciation)(1)	(61,000)	(1,403,780)	9,504	1,677,749	(2)	—	$(1,862,183)	(1,553,427)
Purchases	—	3,838,086	—	477,487	—	$20,020	2,121,789	9,166,689
Sales	—	(40,955)	—	(2,599,276)	—	—	—	(4,642,160)
Transfers into Level 3(2)	—	1,460,711	—	—	—	—	—	1,811,957
Transfers out of Level 3(3)	—	—	—	—	—	—	—	(2,147,102)

Balance as of February 28, 2017	$914,338	$5,621,913	$164,076	$174,649	$0 *	$20,020	$259,606	$11,744,381

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2017(1)	$(61,000)	$(1,403,780)	$9,504	$(302,838)	$(2)	—	$(1,862,183)	$(3,513,668)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 2/28/17 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$3,901	Market Approach	Enterprise Value Multiple Based Upon Revenue, Assets, EBITDA	0.87-11.68x	Increase
			Liquidity Discount	17.37%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,196,721
Gross unrealized depreciation	(19,390,075)

Net unrealized depreciation	$(6,193,354)

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	205	6/17	$24,105,055	$24,129,141	$24,086
U.S. Treasury Ultra Long-Term Bonds	12	6/17	1,915,379	1,941,375	25,996

					50,082

Contracts to Sell:
U.S. Treasury Long-Term Bonds	6	6/17	901,793	909,938	(8,145)

Net unrealized appreciation on open futures contracts					$41,937

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2017, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$594,747	10/5/17	BCSUOGSW basket‡	3-Month LIBOR quarterly	—	$73,063	(a)
Barclays Capital Inc.	169,671	10/5/17	BCSUOGSW basket ‡	3-Month LIBOR quarterly	—	20,844	(a)
Barclays Capital Inc.	34,280	10/5/17	BCSUOGSW basket ‡	3-Month LIBOR quarterly	—	4,211	(a)

Total	$798,698				—	$98,118

(†)	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

(‡)	Custom equity basket is comprised of four common stocks in the Energy sector.

(a)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017